Derivatives Instruments (Cash Collateral Positions) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments
Cash collateral provided to others	$ 198	$ 101
Cash collateral received from others	5	22
Total fair value of these derivatives, in a liability position	$ 617	$ 504